Share-Based Compensation (Details Narrative) - USD ($)					1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 13, 2016	Oct. 31, 2016	Jul. 31, 2016	Feb. 29, 2016	Jul. 31, 2017	Jul. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock						3,735,000	1,850,000
2007 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock shares increase under the plan					4,000,000
Share-based compensation, expiration date					Feb. 04, 2026
Contractual life vesting periods					10 years
Number of shares available for issuance under the plan						561,000
Stock Option Plans [Member] | Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock						600,000	850,000
Option awards vesting percentage							100.00%
Contractual life vesting periods						5 years	1 year
RSU Cancellation Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-vest expense reversed						$ 87,000
Henry R. Lambert [Member] | Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock							200,000
Option awards vesting percentage				33.00%
Contractual life vesting periods							5 years
Pfanzelter [Member] | Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock						200,000	200,000
Option awards vesting percentage			33.00%
Contractual life vesting periods						5 years	5 years
Officers and Directors [Member] | Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock						2,950,000	950,000
Officers and Directors [Member] | RSU Cancellation Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of vested shares of common stock		3,900,000
Henry R. Lambert Option Award [Member] | Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock						200,000
Contractual life vesting periods						5 years
Mark S. Elliott [Member] | Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock						150,000	150,000
Contractual life vesting periods						5 years	2 years
Messrs. Cohee, Lee, Otis and Dr. Theno [Member] | Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock						100,000	100,000
Option awards vesting percentage	34.00%
Contractual life vesting periods						5 years	5 years
Scientific Advisory Board Member [Member] | Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock						100,000
Contractual life vesting periods						5 years
Third Party Consultants [Member] | Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock						85,000	50,000
Aggregate number of vested shares of common stock							12,500
Contractual life vesting periods						5 years
Restricted Stock Units RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, share-based compensation						150,000	2,075,000
Options issued to purchase common stock
Aggregate number of vested shares of common stock						150,000	2,075,000
Restricted stock units outstanding						2,035,000
Shares expected to vest						1,150,000
Unrecognized non-cash compensation costs						$ 1,302,000
Unrecognized non-cash compensation costs, weighted average period						3 years 3 months 26 days
Share based compensation granted stock						1,150,000	1,272,500
Share-based compensation						$ 102,000	$ 1,544,000
Restricted Stock Units RSU [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock issued during period, shares, share-based compensation						1,150,000
December 31 2018 Member] | Henry R. Lambert [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock						200,000
Option awards vesting percentage						25.00%
December 31 2018 Member] | Pfanzelter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock						500,000
Option awards vesting percentage						25.00%
December 31 2018 Member] | Henry R. Lambert Option Award One [Member] | Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock						400,000
Option awards vesting percentage						25.00%
Contractual life vesting periods						10 years
December 31 2018 Member] | Pfanzelter One [Member] | Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock						1,000,000
Option awards vesting percentage						25.00%
Contractual life vesting periods						10 years
January 15 2018 [Member] | Messrs. Cohee, Lee and Otis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock						150,000
Option awards vesting percentage						50.00%
January 15 2018 [Member] | Messrs. Cohee, Lee and Otis [Member] | Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued to purchase common stock						200,000
Option awards vesting percentage						50.00%
Contractual life vesting periods						10 years
January 15 2019 [Member] | Messrs. Cohee, Lee and Otis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option awards vesting percentage						50.00%
January 15 2019 [Member] | Messrs. Cohee, Lee and Otis [Member] | Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option awards vesting percentage						50.00%
Stock Option Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation						$ 968,000	$ 358,000
Weighted-average contractual term of options outstanding						5 years 7 months 28 days
Stock options were exercisable						2,729,843
Exercise price						$ 1.43
Aggregate intrinsic value						$ 654,000
Weighted average contractual term						3 years 2 months 16 days
Weighted average grant date fair value for options granted						$ 0.67	$ 0.47
Unrecognized compensation cost of unvested stock option grants						$ 1,892,000
Weighted-average contractual term of expected to vest						3 years 18 days